Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $10,707,914 at March 31, 2022, had a net loss of $316,299, and net cash used in operating activities of $199,085 for the three months ended March 31, 2022. The Company’s ability to raise additional capital through the future issuances of common stock and/or debt financing is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. These conditions and the ability to successfully resolve these factors over the next twelve months raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

The Company is in the final stages of product development and plans to begin selling its product in Q2 of 2022. The Company will continue to finance its operations through debt and/or equity financing as needed.

The industry in which we operate depends heavily upon our ability to obtain raw material and manufacture our product as well as the overall level of consumer and business spending. A sustained deterioration in general economic conditions (including distress in financial markets, turmoil in specific economies around the world, public health crises, and additional government intervention), particularly in the United States, may have a negative financial impact to our Company. Adverse conditions as a result of the global COVID-19 outbreak, have and may continue to impact our manufacturing processes and ultimately our ability to sell our product.

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $10,391,615 at December 31, 2021, had a net loss of $3,825,673 (approximately $3,295,000 was non-cash other expense related to convertible debt) and net cash used in operating activities of $349,995 for the year ended December 31, 2021. The Company’s ability to raise additional capital through the future issuances of common stock and/or debt financing is unknown. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. These conditions and the ability to successfully resolve these factors over the next twelve months raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

The Company is in the final stages of product development and plans to begin selling its product in Q2 of 2022. The Company will continue to finance its operations through debt and/or equity financing as needed.

The industry in which we operate depends heavily upon our ability to obtain raw material and manufacture our product as well as the overall level of consumer and business spending. A sustained deterioration in general economic conditions (including distress in financial markets, turmoil in specific economies around the world, public health crises, and additional government intervention), particularly in the United States, may have a negative financial impact to our Company. Adverse conditions as a result of the global COVID-19 outbreak, have and may continue to impact our manufacturing processes and ultimately our ability to sell our product.